SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Revenue	$ 937,873	$ 184,882	$ 1,286,389	$ 233,875	$ 1,455,884	$ 881,051
Campaign Messaging [Member]
Product Information [Line Items]
Revenue	907,165	184,882	1,243,396	233,875	1,428,884	881,051
Subscription Revenue to AI Platform [Member]
Product Information [Line Items]
Revenue	$ 30,708		$ 42,993
Subscription [Member]
Product Information [Line Items]
Revenue					$ 27,000